SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Deferred financing costs	$ 2,143,550	$ 2,393,517
Less: accumulated amortization	(1,339,285)	(1,050,808)
Net deferred financing costs	804,265	1,342,709
Amortization of deferred financing costs	$ 493,283	$ 485,684